UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: December 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

DECEMBER 31, 2016

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.1%
Alabama - 0.2%
Jefferson County, AL, Sewer Revenue:
Warrants	5.000%	10/1/22	$2,000,000	$2,167,640
Warrants	5.000%	10/1/23	4,000,000	4,339,720

Total Alabama				6,507,360

Arizona - 0.5%
Navajo Nation, AZ, Revenue	5.000%	12/1/25	3,400,000	3,602,810	(a)
Phoenix, AZ, Civic Improvement Corp., Wastewater System Revenue, Junior Lien	5.000%	7/1/27	4,000,000	4,691,040
Phoenix, AZ, IDA, Education Revenue, Great Hearts Academies	5.000%	7/1/36	1,600,000	1,681,264
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.000%	12/1/32	3,565,000	3,972,480

Total Arizona				13,947,594

California - 14.8%
Alameda, CA, Corridor Transportation Authority Revenue:
Second Subordinated Lien	5.000%	10/1/34	2,000,000	2,181,820
Second Subordinated Lien	5.000%	10/1/36	2,975,000	3,230,344
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/28	1,100,000	1,250,590
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/29	1,255,000	1,417,974
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/30	1,700,000	1,907,689
Anaheim, CA, Public Financing Authority Lease Revenue	5.000%	5/1/31	1,850,000	2,067,042
Bay Area Toll Authority, CA, Toll Bridge Revenue:
San Francisco Bay Area	1.620%	5/1/23	37,000,000	36,435,380	(b)(c)
San Francisco Bay Area	1.820%	4/1/24	8,000,000	7,931,520	(b)(c)
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	30,980,520
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	38,107,300	(d)(e)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	8,190,000	8,443,399	(a)(f)
California State PCFA, Water Furnishing Revenue	5.000%	7/1/27	3,665,000	3,679,000	(a)
California State Public Works Board, Lease Revenue:
Various Capital Project	5.250%	10/1/25	4,000,000	4,542,160
Various Capital Project	5.250%	10/1/26	4,385,000	4,973,029
Various Capital Project	5.000%	10/1/27	5,180,000	5,809,318
California State, GO	5.000%	8/1/30	18,000,000	21,028,860
California State, GO:
Bid Group C	5.000%	8/1/33	10,000,000	11,635,100
Various Purpose	5.000%	9/1/35	3,500,000	4,038,475
California Statewide CDA Revenue, John Muir Health	5.000%	7/1/29	6,660,000	7,186,606
California Statewide CDA, Student Housing Revenue, Provident Group-Pomona Properties LLC	5.600%	1/15/36	8,935,000	9,448,763
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,533,686
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	7,250,000	7,706,243	(d)
M-S-R Energy Authority, CA, Gas Revenue	6.125%	11/1/29	19,900,000	24,063,677
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	11,029,700
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,698,732

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	$2,000,000	$2,159,820
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,208,360
Lodi Energy Center	5.000%	6/1/25	15,805,000	17,265,382
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	11,357,100	(d)
River Islands, CA, Public Financing Authority Special Tax:
Community Facilities District No. 2003-1	5.000%	9/1/27	745,000	778,674
Community Facilities District No. 2003-1	5.250%	9/1/34	5,570,000	5,824,828
Riverside County, CA, Transportation Commission Sales Tax Revenue, Limited Tax	5.250%	6/1/26	4,700,000	5,499,940
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	844,608
Procter & Gamble Project	5.000%	7/1/19	900,000	977,130
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,400,150
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,144,420
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	11,855,000	12,971,385
Arrowhead Project	5.000%	8/1/22	8,755,000	9,426,158
Arrowhead Project	5.125%	8/1/24	10,000,000	10,797,900
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	42,250,000	46,060,527
Southern California Public Power Authority, Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	2,272,660
University of California, CA, Revenue	5.000%	5/15/35	6,000,000	6,877,920

Total California				393,193,889

Colorado - 4.0%
Base Village Metropolitan District #2 Co., GO	5.500%	12/1/36	500,000	502,195
Colorado State Health Facilities Authority Revenue:
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/23	7,000,000	8,073,030	(b)(c)
Adventist Health System/Sunbelt Obligated Group	5.000%	11/15/26	18,000,000	21,271,860	(b)(c)
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,953,358
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	13,500,000	14,632,515
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	7,633,896
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	3,230,790
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	14,210,000	16,809,151
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	9,865,680
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,800,900

Total Colorado				106,773,375

Connecticut - 0.3%
Connecticut State, GO	1.490%	9/15/18	3,000,000	3,003,990	(b)
Connecticut State, GO	1.640%	9/15/19	4,000,000	4,015,760	(b)

Total Connecticut				7,019,750

District of Columbia - 0.3%
Metropolitan Washington DC, Airports Authority System Revenue (Cost - $8,436,879)	5.000%	10/1/35	7,000,000	7,726,040	(f)

Florida - 5.6%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,239,460
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	13,060,440
Broward County, FL, School Board, COP	5.000%	7/1/27	4,000,000	4,605,320

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - (continued)
Broward County, FL, School Board, COP	5.000%	7/1/28	$5,500,000	$6,305,640
Broward County, FL, School Board, COP	5.000%	7/1/30	5,000,000	5,652,500
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/22	1,860,000	2,054,184
Florida State Development Finance Corp., Educational Facilities Revenue, Renaissance Charter School Inc. Project	6.000%	6/15/35	1,900,000	1,903,401	(a)
Florida State Development Finance Corp., Senior Living Revenue:
Tuscan Isle Champions Gate Project	6.000%	6/1/30	1,950,000	1,882,062	(a)
Tuscan Isle Obligated Group	7.000%	6/1/35	1,000,000	997,860	(a)
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/26	2,000,000	2,219,320
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/27	3,000,000	3,305,250
Florida State Mid-Bay Bridge Authority Revenue	5.000%	10/1/28	1,000,000	1,093,910
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/25	4,750,000	5,441,172
Lee County, FL, Airport Revenue:
AGM	5.000%	10/1/21	12,245,000	13,381,091	(f)
AGM	5.000%	10/1/22	8,000,000	8,729,120	(f)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.000%	10/1/29	4,615,000	5,070,131
Miami International Airport	5.000%	10/1/29	385,000	431,570	(d)
Miami International Airport, AGC	5.500%	10/1/27	3,000,000	3,210,510	(d)(f)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/24	3,000,000	3,507,090
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/25	3,730,000	4,335,603
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/26	1,700,000	1,961,018
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/27	2,350,000	2,697,095
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/28	1,000,000	1,143,340
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/30	2,500,000	2,829,550
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/31	2,750,000	3,100,708
Miami-Dade County, FL, School Board, COP, AGC	5.000%	2/1/24	8,000,000	8,603,200	(d)
Orange County, FL, Health Facilities Authority Revenue:
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,540,356
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,712,336
Orlando Health Inc.	5.125%	10/1/26	4,050,000	4,386,677
Presbyterian Retirement Communities	5.000%	8/1/36	3,745,000	3,883,303
Palm Beach County, FL, Solid Waste Authority Revenue:
BHAC	5.000%	10/1/25	3,350,000	3,657,731	(d)
BHAC	5.000%	10/1/27	1,155,000	1,261,098	(d)
Improvement, BHAC	5.000%	10/1/24	2,520,000	2,754,335
Improvement, BHAC	5.000%	10/1/24	980,000	1,070,023	(d)
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	6,217,302	(d)
Sterling Hill, FL, Community Development District, Special Assessment Revenue	5.500%	11/1/10	590,000	383,500	*(g)

Total Florida				149,627,206

Georgia - 2.2%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo, NATL	5.000%	12/1/19	1,770,000	1,833,313
Zoo, NATL	5.000%	12/1/20	1,860,000	1,926,365
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,137,086	(d)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - (continued)
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	$15,885,000	$17,838,537	(d)
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp. Vogtle Project	7.000%	1/1/23	5,000,000	5,246,100
De Kalb County, GA, Water & Sewer Revenue	5.250%	10/1/26	2,500,000	2,865,525
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,607,560
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,249,330
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.250%	9/15/19	1,500,000	1,616,955
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,733,476
Private Colleges & Universities Authority, GA, Revenue, Savannah College of Art & Design Inc. Project	5.000%	4/1/28	2,000,000	2,195,900
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Project, NATL	5.000%	1/1/19	660,000	661,914

Total Georgia				57,912,061

Illinois - 6.0%
Chicago, IL, GO	5.500%	1/1/30	3,975,000	3,906,272
Chicago, IL, GO	5.500%	1/1/31	2,000,000	2,001,260
Chicago, IL, GO	5.500%	1/1/32	2,000,000	1,991,900
Chicago, IL, GO	5.500%	1/1/34	3,180,000	3,131,728
Chicago, IL, GO	5.500%	1/1/37	720,000	698,767
Chicago, IL, Metropolitan Water Reclamation District Greater Chicago, GO:
Green Bond	5.000%	12/1/25	1,235,000	1,435,959
Green Bond	5.000%	12/1/26	1,275,000	1,473,632
Green Bond	5.000%	12/1/27	1,360,000	1,567,713
Green Bond	5.000%	12/1/28	1,425,000	1,635,017
Green Bond	5.000%	12/1/30	1,575,000	1,792,823
Green Bond	5.000%	12/1/31	1,650,000	1,870,737
Green Bond	5.000%	12/1/32	1,735,000	1,959,318
Green Bond	5.000%	12/1/33	1,820,000	2,047,172
Green Bond	5.000%	12/1/34	1,910,000	2,139,907
Chicago, IL, O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	5,969,475	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,410,960
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/30	6,010,000	6,580,890	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	4,500,000	4,983,390
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/33	2,000,000	2,164,020	(f)
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/34	10,505,000	11,556,445
Chicago, IL, O’Hare International Airport Revenue:
Senior Lien	5.250%	1/1/36	7,445,000	8,473,452	(h)
Senior Lien	5.250%	1/1/37	4,600,000	5,223,070	(h)
Chicago, IL, Wastewater Transmission Revenue:
Second Lien	5.000%	1/1/30	1,635,000	1,754,420
Second Lien	5.000%	1/1/31	1,500,000	1,603,875
Second Lien	5.000%	1/1/32	1,000,000	1,065,460
Second Lien	5.000%	1/1/33	1,035,000	1,098,849

Chicago, IL, Waterworks Revenue:
Second Lien Project	5.000%	11/1/30	1,785,000	1,951,416
Second Lien Project	5.000%	11/1/31	2,000,000	2,180,760
Second Lien Project	5.000%	11/1/33	1,500,000	1,624,965
Second Lien Project	5.000%	11/1/34	1,000,000	1,079,090

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Finance Authority Revenue:
AGM	5.250%	1/1/22	$2,000,000	$2,103,720	(d)
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,045,810
Memorial Health System	5.250%	4/1/29	11,000,000	11,776,050
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,334,650	(d)
Illinois State Sports Facilities Authority Revenue:
State Tax Supported, AGM	5.250%	6/15/30	5,000,000	5,520,700
State Tax Supported, AGM	5.250%	6/15/31	8,000,000	8,811,200
State Tax Supported, AGM	5.250%	6/15/32	9,500,000	10,424,445
Illinois State, GO	5.000%	2/1/26	9,620,000	9,745,733
Illinois State, GO	5.000%	2/1/27	3,880,000	3,901,224
Illinois State, GO	5.000%	2/1/28	6,000,000	6,051,780
University of Illinois:
COPS	5.000%	3/15/25	1,250,000	1,420,163
COPS	5.000%	3/15/26	1,800,000	2,033,820
Will County, IL, GO	5.000%	11/15/33	1,500,000	1,706,835
Will County, IL, GO	5.000%	11/15/34	3,260,000	3,693,384

Total Illinois				160,942,256

Indiana - 3.1%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,316,520	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	5,927,058	(d)
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,742,267	(d)
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,525,050
Indiana State Finance Authority, Environmental Revenue, U.S. Steel Corp.	6.000%	12/1/19	12,000,000	12,246,000
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	5.000%	11/15/35	6,000,000	6,733,800
Ascension Health Credit Group	5.000%	11/15/36	4,000,000	4,472,960
Indianapolis, IN, Thermal Energy System Revenue, Multi-Mode, AGC	5.000%	10/1/23	19,625,000	20,886,691	(d)
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,096,950
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,244,680
North Manchester, IN, EDR, Peabody Retirement Community Project	1.000%	12/1/45	723,661	119,042	*(i)
Valparaiso, IN, Exempt Facilities Revenue, Pratt Paper LLC Project	5.875%	1/1/24	1,350,000	1,514,471	(f)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,839,840

Total Indiana				82,665,329

Iowa - 1.4%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	2,775,000	2,916,636
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,397,210
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,757,750
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,595,465
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/17	1,600,000	1,607,104
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/18	1,350,000	1,406,430
Central Iowa Health System, Assured Guaranty, AGC	5.000%	2/15/19	1,000,000	1,068,560
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/17	1,000,000	1,024,490	(j)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/18	1,350,000	1,431,149	(j)
Iowa Health System, Assured Guaranty, AGC	5.000%	8/15/19	1,150,000	1,253,293	(j)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - (continued)
Iowa State Special Obligation Revenue	5.000%	6/1/27	$4,000,000	$4,777,920
Iowa State Special Obligation Revenue	5.000%	6/1/28	5,730,000	6,812,855
Iowa State Special Obligation Revenue	5.000%	6/1/29	2,145,000	2,534,725

Total Iowa				36,583,587

Kansas - 0.1%
Kansas State Development Finance Authority Revenue:
Sisters Leavenwort	5.250%	1/1/25	2,605,000	2,879,801	(d)
Sisters Leavenwort	5.250%	1/1/25	395,000	432,790

Total Kansas				3,312,591

Kentucky - 0.5%
Kentucky State Economic Development Finance Authority Revenue:
Catholic Health Initiatives	2.700%	11/10/21	11,000,000	11,014,740	(b)(c)
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,972,588

Total Kentucky				12,987,328

Louisiana - 0.8%
Louisiana State Citizens Property Insurance Corp., Assessment Revenue:
AGC	5.625%	6/1/21	1,830,000	1,943,039	(d)
AGC	5.875%	6/1/23	4,435,000	4,724,340	(d)
Shreveport, LA, Water & Sewer Revenue:
AGM	5.000%	12/1/28	2,440,000	2,788,090
AGM	5.000%	12/1/29	2,000,000	2,275,340
St. Charles Parish, LA, Gulf Zone Opportunity Zone Revenue, Valero Refining-New Orleans LLC	4.000%	6/1/22	10,000,000	10,469,900	(b)(c)

Total Louisiana				22,200,709

Maryland - 1.1%
Anne Arundel County, MD, GO, Consolidated Solid Waste Project	5.300%	2/1/17	450,000	451,440	(f)
Maryland State EDC, EDR:
Term Project	5.375%	6/1/25	5,055,000	5,447,571
Transportation Facilities Project	5.125%	6/1/20	4,610,000	4,963,495
Transportation Facilities Project	5.375%	6/1/25	7,500,000	8,082,450
Maryland State EDC, Student Housing Revenue Bonds:
University of Maryland, College Park Project, AGM	4.000%	6/1/26	625,000	688,256
University of Maryland, College Park Project, AGM	5.000%	6/1/27	1,400,000	1,660,736
University of Maryland, College Park Project, AGM	5.000%	6/1/30	1,550,000	1,809,284
University of Maryland, College Park Project, AGM	5.000%	6/1/31	1,000,000	1,157,490
Maryland State Health & Higher EFA Revenue, Washington County Hospital	6.000%	1/1/28	4,000,000	4,191,440	(d)

Total Maryland				28,452,162

Massachusetts - 1.5%
Massachusetts State DFA Revenue	5.000%	7/1/36	3,035,000	3,474,681
Massachusetts State DFA Revenue:
Dana-Farber Cancer Institute	5.000%	12/1/33	4,000,000	4,537,920
Dana-Farber Cancer Institute	5.000%	12/1/34	2,000,000	2,256,380
Partners Healthcare System Inc.	5.000%	7/1/30	340,000	385,179
Umass Boston Student Housing Project	5.000%	10/1/28	2,900,000	3,168,540

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - (continued)
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGC	6.000%	11/15/28	$1,500,000	$1,669,545
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,714,970	(d)
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,837,810	(d)
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,789,269	(d)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,712,800
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,603,065
Massachusetts State Water Resources Authority Revenue, General, Green Bond	4.000%	8/1/36	7,000,000	7,340,550

Total Massachusetts				40,490,709

Michigan - 7.1%
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,183,800	(d)
District State Aid	5.000%	11/1/30	22,325,000	23,136,960	(d)
Great Lakes, MI, Water Authority Water Supply System Revenue:
Senior Lien	5.000%	7/1/33	7,700,000	8,514,352
Senior Lien	5.000%	7/1/35	4,500,000	4,930,560
Michigan State Building Authority Revenue, Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,448,550
Michigan State Finance Authority Limited Obligation Revenue, Higher Education, Thomas M Cooley Law School Project	6.250%	7/1/29	7,780,000	7,975,901	(a)
Michigan State Finance Authority Revenue:
Detroit School District	5.500%	6/1/21	10,000,000	10,480,800	(d)
Detroit School District, Q-SBLF	5.000%	5/1/23	2,000,000	2,258,200
Detroit School District, Q-SBLF	5.000%	5/1/24	2,000,000	2,275,200
Detroit School District, Q-SBLF	5.000%	5/1/25	1,500,000	1,715,865
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/33	1,500,000	1,622,775
Local Government Loan Program, Detroit Water & Sewer Department	5.000%	7/1/34	700,000	754,138
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/24	11,500,000	13,215,225
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/28	3,660,000	4,103,372
Trinity Health Corp. Obligated Group	5.000%	12/1/27	4,460,000	4,951,849
Trinity Health Corp. Obligated Group	5.000%	12/1/27	40,000	44,918	(d)
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	25,114,006	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	710,000	734,154	(d)
Sparrow Health Obligated Group	5.000%	11/15/19	290,000	298,949
Michigan State Strategic Fund Ltd. Obligation Revenue:
Events Center Project	4.125%	1/1/19	18,000,000	18,240,120	(b)(c)
Michigan Senate Offices Project	5.000%	10/15/28	1,190,000	1,356,648
Michigan Senate Offices Project	5.000%	10/15/31	1,640,000	1,844,229
Michigan Senate Offices Project	5.000%	10/15/33	1,985,000	2,213,017
Michigan Senate Offices Project	5.000%	10/15/35	1,000,000	1,105,310
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,219,060	(d)

Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/17	21,250,000	21,920,013	(f)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	17,961,690	(f)

Total Michigan				189,619,661

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - 0.2%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Healthcare, AGC (Cost - $3,972,911)	5.000%	2/15/30	$4,000,000	$4,314,880

Missouri - 0.6%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,703,796	(d)
Kansas City, MO, IDA, Senior Living Facilities Revenue, Kansas City United Methodist Retirement Home Inc.	5.750%	11/15/36	1,985,000	1,879,259	(a)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,729,881

Total Missouri				16,312,936

Nevada - 0.6%
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	14,100,970
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,224,974

Total Nevada				16,325,944

New Jersey - 5.7%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue:
AGM	5.000%	11/1/26	1,000,000	1,063,780
AGM	5.000%	11/1/27	1,500,000	1,592,565
AGM	5.000%	11/1/29	1,500,000	1,579,215
AGM	5.000%	11/1/31	1,000,000	1,043,320
New Brunswick, NJ, Parking Authority Revenue, City GTD, BAM	5.000%	9/1/35	2,000,000	2,266,700
New Jersey EDA, Water Facilities Revenue, New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,610,268	(f)
New Jersey State EDA Revenue	5.250%	6/15/29	11,390,000	12,207,460
New Jersey State EDA Revenue	5.250%	6/15/30	10,685,000	11,436,262
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	8,655,000	8,996,094	(f)
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/30	2,400,000	2,585,664
Provident Group - Rowan Properties LLC, Rowan University Housing Project	5.000%	1/1/35	1,750,000	1,811,723
School Facilities Construction, SIFMA	2.320%	3/1/28	20,000,000	18,427,200	(b)
New Jersey State EDA, Water Facilities Revenue, New Jersey American Water Co.	4.700%	12/1/25	6,750,000	7,260,030	(f)
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,390,300	(d)
New Jersey State Health Care Facilities Financing Authority Revenue:
University Hospital, AGM	5.000%	7/1/25	2,350,000	2,673,501
University Hospital, AGM	5.000%	7/1/28	2,000,000	2,210,940
University Hospital, AGM	5.000%	7/1/30	1,200,000	1,312,752
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	11,300,000	11,934,156
New Jersey State Transportation Trust Fund Authority Revenue	5.250%	6/15/24	7,000,000	7,393,750

New Jersey State Transportation Trust Fund Authority Revenue, Capital Appreciation Transportation System, NATL	0.000%	12/15/31	45,500,000	23,639,070
New Jersey State Turnpike Authority Revenue	5.000%	1/1/32	9,000,000	10,302,120
New Jersey State Turnpike Authority Revenue	5.000%	1/1/33	10,230,000	11,658,517

Total New Jersey				151,395,387

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Mexico - 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	$1,100,000	$1,272,150
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	26,000,000	27,816,880
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,494,098

Total New Mexico				30,583,128

New York - 9.8%
Brooklyn Arena, NY, Local Development Corp. Revenue, Barclays Center Project	6.000%	7/15/30	33,640,000	38,008,154	(d)
Long Island, NY, Power Authority Revenue	5.000%	9/1/32	5,820,000	6,632,123
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/51	5,250,000	5,591,723
MTA Hudson Rail Yards Trust Obligations Revenue	5.000%	11/15/56	7,000,000	7,529,060
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,785,400
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	25,977,451
MTA, NY, Revenue	5.000%	11/15/25	5,000,000	5,656,750
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement Community Revenue:
Amsterdam At Harborside	5.875%	1/1/23	1,136,250	1,153,680
Amsterdam At Harborside	2.000%	1/1/49	96,193	16,353
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,503,750
New York City, NY, TFA Revenue:
Future Tax Secured	5.000%	5/1/36	3,700,000	4,236,204
Future Tax Secured	5.000%	5/1/37	2,750,000	3,141,380
New York City, NY, TFA, Building Aid Revenue:
Fiscal 2015	5.000%	7/15/29	2,500,000	2,898,800
Fiscal 2015	5.000%	7/15/30	4,000,000	4,610,080
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,481,139
North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,705,475	(d)
New York State Dormitory Authority, State Personal Income Tax Revenue	5.250%	3/15/33	25,000,000	29,380,250
New York State Thruway Authority General Revenue:
Junior Indebtedness Obligations	5.000%	5/1/19	7,000,000	7,543,620
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/31	1,000,000	1,145,530
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/33	4,500,000	5,109,570
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/34	2,100,000	2,373,987
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/35	250,000	281,375
Junior Indebtedness Obligations, Junior Lien	5.000%	1/1/36	2,115,000	2,375,208
New York State Thruway Authority, State Personal Income Tax Revenue, Transportation	5.000%	3/15/26	1,800,000	2,084,670

New York State Transportation Development Corp., Special Facilities Revenue:
American Airlines Inc., John F Kennedy International Airport Project	5.000%	8/1/26	500,000	516,575	(f)
American Airlines Inc., John F. Kennedy International Airport Project	5.000%	8/1/31	3,885,000	3,974,821	(f)
Laguardia Airport Terminal B Redevelopment Project	5.000%	7/1/34	1,000,000	1,059,510	(f)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/35	8,000,000	7,958,560	(f)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/36	12,560,000	12,375,870	(f)
Laguardia Airport Terminal B Redevelopment Project, AGM	4.000%	7/1/37	8,000,000	7,846,240	(f)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	$5,000,000	$5,686,600	(f)
Port Authority of New York & New Jersey Revenue	5.000%	9/1/28	5,000,000	5,657,350	(f)
Port Authority of New York & New Jersey Revenue	5.000%	10/15/33	10,000,000	11,549,600
Port Authority of New York & New Jersey Revenue	5.000%	10/15/34	10,000,000	11,499,600
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,421,680
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,285,660
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	12/15/27	3,000,000	3,523,410
Restructuring	5.000%	12/15/30	4,000,000	4,729,440

Total New York				260,306,648

North Carolina - 1.6%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,125,220
North Carolina Eastern Municipal Power Agency, Power System Revenue	5.000%	1/1/26	25,250,000	27,062,950	(d)
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
AGC	5.250%	1/1/25	7,000,000	7,451,290
AGC	5.375%	1/1/26	4,590,000	4,896,153

Total North Carolina				41,535,613

Ohio - 0.2%
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/27	1,250,000	1,508,175
Hamilton County, OH, Sales Tax Revenue	5.000%	12/1/29	4,315,000	5,045,659

Total Ohio				6,553,834

Oklahoma - 0.2%
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/30	900,000	1,031,733
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/32	600,000	679,278
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/33	700,000	789,005
Oklahoma State Municipal Power Authority Revenue	5.000%	1/1/34	335,000	375,937
Payne County, OK, EDA Revenue, Epworth Living at The Ranch	6.250%	11/1/31	1,895,000	1,829,206

Total Oklahoma				4,705,159

Oregon - 0.8%
Lane & Douglas Counties, OR, School District # 28J Fern Ridge, GO:
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/30	3,170,000	3,713,623	(b)
Convertible Deferred Interest, School Board Guaranty	5.000%	6/15/36	2,000,000	2,291,400	(b)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oregon - (continued)
Multnomah County, OR, School District # 7 Reynolds, GO, Deferred Interest, School Board Guaranty	0.000%	6/15/31	$2,000,000	$1,148,980
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,433,330	(d)
Oregon State Facilities Authority Revenue, Legacy Health System Project	5.250%	5/1/20	5,000,000	5,534,950
Oregon State Health & Science University Revenue	5.000%	7/1/35	4,650,000	5,318,019

Total Oregon				20,440,302

Pennsylvania - 3.5%
Berks County, PA, Municipal Authority Revenue, Reading Hospital Medical Center	2.220%	7/1/22	7,500,000	7,662,825	(b)(c)
Cumberland County, PA, Municipal Authority Revenue:
Diakon Lutheran Social Ministries Project	5.000%	1/1/25	2,000,000	2,178,400
Diakon Lutheran Social Ministries Project	5.000%	1/1/26	2,500,000	2,697,875
Diakon Lutheran Social Ministries Project	5.000%	1/1/27	1,000,000	1,072,040
Luzerne County, PA, GO, AGM	5.000%	11/15/29	3,000,000	3,304,140
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,805,970
Montgomery County, PA, IDA Revenue, New Regional Medical Center Project, FHA	5.000%	8/1/24	5,755,000	6,414,696	(d)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,385,000
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	10,005,000
Pennsylvania State Turnpike Commission Revenue	1.700%	12/1/21	11,000,000	11,044,990	(b)
Pennsylvania State Turnpike Commission Revenue	5.250%	12/1/31	6,750,000	7,601,782
Philadelphia, PA, Airport Revenue	5.000%	6/15/33	6,625,000	7,351,100	(f)
Philadelphia, PA, Airport Revenue	5.000%	6/15/34	6,955,000	7,674,425	(f)
Philadelphia, PA, Gas Works Revenue:
1998 General Ordinance	5.000%	10/1/28	1,000,000	1,113,230
1998 General Ordinance	5.000%	10/1/29	1,000,000	1,106,300
1998 General Ordinance	5.000%	10/1/30	500,000	550,570
Philadelphia, PA, School District, GO	5.000%	9/1/28	2,285,000	2,478,517
State Public School Building Authority Palease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/31	1,380,000	1,523,989
Philadelphia School District Project, AGM	5.000%	6/1/33	4,150,000	4,539,810

Total Pennsylvania				92,510,659

Rhode Island - 0.3%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	230,000	230,384
Rhode Island Health & Educational Building Corp. Revenue:
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/28	2,500,000	2,736,400
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/29	2,000,000	2,177,620
Hospital Financing-Lifespan Obligated Group	5.000%	5/15/30	1,570,000	1,697,877

Total Rhode Island				6,842,281

South Carolina - 0.3%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/29	3,500,000	4,005,365
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/30	2,250,000	2,564,145
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health, AGC	5.000%	2/1/22	2,355,000	2,522,535	(d)

Total South Carolina				9,092,045

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - 4.3%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	$2,000,000	$2,060,600
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	2,960,000	3,176,790	(f)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	6,933,917	(f)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	5,283,850	(f)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,946,241
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	31,000,000	34,141,850
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	17,070,450
Tennessee Energy Acquisition Corp., Gas Revenue	5.000%	2/1/24	25,000,000	28,062,750
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,885,000	7,906,872
Tennessee Housing Development Agency Revenue	5.000%	7/1/23	1,715,000	1,742,097	(f)

Total Tennessee				115,325,417

Texas - 12.4%
Austin, TX, Airport Systems Revenue	5.000%	11/15/26	1,000,000	1,136,100	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/28	1,500,000	1,692,960	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/29	3,000,000	3,374,790	(f)
Austin, TX, Airport Systems Revenue	5.000%	11/15/30	2,730,000	3,056,972	(f)
Clifton, TX, Higher Education Finance Corp., Education Revenue:
Idea Public Schools	5.000%	8/15/24	230,000	258,419
Idea Public Schools	5.000%	8/15/25	430,000	483,707
Idea Public Schools	5.000%	8/15/27	1,030,000	1,138,305
Idea Public Schools	5.000%	8/15/28	470,000	515,435
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/34	7,500,000	8,613,900
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	5,000,000	5,717,500
Dallas, TX, Area Rapid Transit Sales Tax Revenue	5.000%	12/1/36	4,250,000	4,849,207
El Paso, TX, Water & Sewer Revenue:
Improvement	5.000%	3/1/33	525,000	603,960
Improvement	5.000%	3/1/37	2,705,000	3,070,283
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/22	2,055,000	2,232,758
Galveston, TX, Wharves & Terminal Revenue	5.000%	2/1/26	2,000,000	2,124,600
Gulf Coast, TX, IDA Revenue, Citgo Petroleum Corp. Project	4.875%	5/1/25	3,000,000	3,050,070	(f)
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Hermann Healthcare System	1.320%	6/1/18	1,000,000	1,000,660	(b)
Memorial Hermann Healthcare System	1.420%	6/1/19	2,250,000	2,249,438	(b)
Memorial Hermann Healthcare System	1.470%	6/1/20	2,000,000	1,988,600	(b)
Memorial Hermann Healthcare System	1.550%	6/1/21	3,710,000	3,684,809	(b)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	11,827,750	(d)
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	992,510
Harris County, TX, Houston Sports Authority Revenue, Senior Lien, AGM	5.000%	11/15/25	9,000,000	10,505,610
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	46,250,000	48,086,587
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,649,245
Senior Lien	5.125%	7/1/27	11,180,000	11,789,757

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Houston, TX, Utility System Revenue:
Combined First Lien	5.000%	5/15/27	$5,000,000	$5,820,900
Combined First Lien	5.000%	5/15/28	5,000,000	5,795,450
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	1,110,000	1,111,554
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/30	860,000	975,223	(f)(h)
Love Field, TX, Airport Modernization Corp., General Airport Revenue	5.000%	11/1/31	1,250,000	1,410,800	(f)(h)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue:
Southwest Airlines Co. Project	5.000%	11/1/20	3,700,000	4,049,909	(f)
Southwest Airlines Co. Project	5.000%	11/1/21	8,780,000	9,716,299	(f)
Southwest Airlines Co. Project	5.000%	11/1/22	2,205,000	2,457,583	(f)
Mission, TX, Economic Development Corp. Revenue, Senior Lien, Natgasoline Project	5.750%	10/1/31	1,140,000	1,179,797	(a)(f)
New Hope Cultural Education Facilities Finance Corp., TX, Senior Living Revenue, Cardinal Bay Inc., Village on the Park Carriage Inn Project	5.000%	7/1/31	250,000	276,440
New Hope Cultural Education Facilities Finance Corp., TX, Student Housing Revenue, NCCD-College Station Properties LLC	5.000%	7/1/30	7,000,000	7,602,910
North Forest, TX, ISD, ACA, GO	6.500%	8/15/17	1,230,000	1,270,947	(j)
North Texas Tollway Authority Revenue	5.000%	1/1/32	2,500,000	2,855,400
North Texas Tollway Authority Revenue	5.000%	1/1/33	1,300,000	1,478,269
North Texas Tollway Authority Revenue	5.000%	1/1/34	17,310,000	19,478,077
North Texas Tollway Authority Revenue:
System Second Tier	5.000%	1/1/31	4,000,000	4,492,960
System-First Tier, NATL	5.125%	1/1/28	15,785,000	16,405,035	(d)
System-First Tier, NATL	5.125%	1/1/28	2,215,000	2,289,291
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,223,840
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,412,880
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/27	2,000,000	2,381,580
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/28	2,000,000	2,369,080
Tarrant, TX, Regional Water District Revenue	5.000%	3/1/29	2,345,000	2,763,184
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	2,015,000	2,050,242
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,863,598
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	26,770,000	31,430,925
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/18	4,000,000	4,222,200
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/19	5,000,000	5,364,400
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/20	5,750,000	6,246,110
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/31	10,000,000	10,875,900
Texas State Transportation Commission Turnpike System Revenue	5.000%	8/15/32	10,000,000	10,834,400

Total Texas				329,399,115

U.S. Virgin Islands - 0.4%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,061,600
Matching Fund Loan	6.625%	10/1/29	5,000,000	4,845,950
Matching Fund Loan	6.750%	10/1/37	3,140,000	2,937,407
Matching Fund Loan	6.000%	10/1/39	750,000	675,840

Total U.S. Virgin Islands				11,520,797

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Vermont - 0.2%
Vermont State Student Assistance Corp., Education Loan Revenue, Vermont Student Assistance Corporation (Cost - $5,688,663)	2.442%	6/1/22	$5,688,663	$5,694,977	(b)(f)

Virginia - 1.5%
Hampton Roads, VA, Sanitation District Wastewater Revenue	5.000%	8/1/33	15,000,000	17,602,500
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,446,535	(d)
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,212,682	(d)
Virginia State Small Business Financing Authority Revenue:
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/24	1,760,000	1,899,920	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/24	2,900,000	3,126,026	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/25	3,875,000	4,195,153	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	1/1/26	3,290,000	3,541,290	(f)
Elizabeth River Crossings OpCo LLC Project	5.000%	7/1/26	4,700,000	5,056,542	(f)
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	2,610,000	2,822,297

Total Virginia				40,902,945

Washington - 2.3%
Energy Northwest, WA, Electric Revenue	5.000%	7/1/27	8,500,000	10,094,770
Energy Northwest, WA, Electric Revenue	5.000%	7/1/28	10,000,000	11,893,100
Energy Northwest, WA, Electric Revenue, Columbia Generating System	5.000%	7/1/29	5,000,000	5,904,600
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,105,366	(d)
Port of Seattle, WA, Revenue	5.000%	9/1/24	2,300,000	2,557,577	(f)
Port of Seattle, WA, Revenue, Inter Lien	5.000%	2/1/29	1,500,000	1,734,120
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,964,292	(d)
Multicare Health System, AGC	5.750%	8/15/29	3,000,000	3,322,800	(d)
Washington State HFC Revenue, Heron’s Key	5.500%	1/1/24	11,375,000	11,309,821	(a)

Total Washington				61,886,446

West Virginia - 0.7%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	7,057,661
West Virginia State Hospital Finance Authority Revenue:
AGM	5.375%	6/1/28	6,000,000	6,459,840	(d)
United Health Systems	5.250%	6/1/29	5,785,000	6,297,030	(d)

Total West Virginia				19,814,531

Wisconsin - 1.2%
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/31	2,510,000	2,868,880
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/32	2,000,000	2,278,460
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/33	2,000,000	2,271,000

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - (continued)
Central Brown County, WI, Water Authority System Revenue	5.000%	11/1/34	$2,000,000	$2,263,560
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,774,902	(f)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,445,686	(f)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,074,860	(f)
Public Finance Authority, WI, Revenue, Bancroft Neurohealth Project	5.000%	6/1/36	1,500,000	1,361,235	(a)
Wisconsin State General Fund Annual Appropriation Revenue, State Appropriations	5.375%	5/1/25	10,000,000	10,859,300
Wisconsin State HEFA Revenue, Children’s Hospital	5.500%	8/15/29	5,950,000	6,539,050

Total Wisconsin				32,736,933

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project (Cost - $14,054,319)	5.250%	7/15/26	14,000,000	15,203,860

TOTAL MUNICIPAL BONDS (Cost - $2,513,566,543)				2,613,365,444

COLLATERALIZED MORTGAGE OBLIGATIONS - 0.5%
Federal Home Loan Mortgage Corp. (FHLMC), Multi-Family Structured Pass-Through Certificates:
M012 A1A1	1.600%	8/15/51	8,000,000	7,690,592
M012 A1A2	1.600%	8/15/51	4,500,000	4,325,958

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $12,500,000)				12,016,550

			SHARES
STATUTORY TRUST CERTIFICATES - 0.0%
CMS Liquidating Trust (Cost - $989,420)			200	459,154	*(k)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,527,055,963)				2,625,841,148

			FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.4%
MUNICIPAL BONDS - 1.4%
California - 0.2%
California State PCFA, Solid Waste Disposal Revenue, Bay Counties Waste Services Inc., LOC-Comerica Bank	0.930%	8/1/41	$500,000	500,000	(f)(l)(m)
California Statewide CDA Revenue:
Kaiser Permanente	0.690%	4/1/38	1,100,000	1,100,000	(l)(m)
Kaiser Permanente	0.690%	4/1/46	900,000	900,000	(l)(m)
California Statewide CDA, MFH Revenue, David Avenue Apartments, LIQ-FHLMC	0.780%	12/1/42	580,000	580,000	(f)(l)(m)
Madera, CA, Public Financing Authority Lease Revenue, Municipal Golf Course Refing Project, LOC-Union Bank N.A.	0.720%	11/1/23	675,000	675,000	(l)(m)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue, SPA-JPMorgan Chase	0.690%	4/1/38	700,000	700,000	(l)(m)

Total California				4,455,000

Florida - 0.2%
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.740%	8/1/18	5,000,000	5,000,000	(f)(l)(m)

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Massachusetts - 0.0%
Massachusetts State DFA Revenue, Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.690%	7/1/46	$900,000	$900,000	(l)(m)

New York - 0.6%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.930%	11/1/26	1,200,000	1,200,000	(l)(m)
New York City, NY, HDC, MFH Revenue, LIQ-Wells Fargo Bank N.A.	0.690%	5/1/18	1,000,000	1,000,000	(l)(m)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Dexia Credit Local	0.930%	6/15/32	100,000	100,000	(l)(m)
Second General Resolution, SPA-Dexia Credit Local	1.060%	6/15/32	13,035,000	13,035,000	(l)(m)
New York City, NY, TFA Revenue, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	0.930%	11/1/22	1,100,000	1,100,000	(l)(m)

Total New York				16,435,000

North Carolina - 0.0%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wakemed Obligated Group, LOC-Wells Fargo Bank N.A.	0.680%	10/1/26	1,000,000	1,000,000	(l)(m)

Washington - 0.0%
Washington State HFC, Non-Profit Housing Revenue, Panorama Project, LOC-Wells Fargo Bank N.A.	0.690%	4/1/43	100,000	100,000	(l)(m)

West Virginia - 0.4%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-Sumitomo Mitsui Banking	0.690%	12/1/42	10,000,000	10,000,000	(l)(m)

TOTAL MUNICIPAL BONDS (Cost - $37,890,000)				37,890,000

			SHARES
MONEY MARKET FUNDS - 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost - $94,710)	0.411%		94,710	94,710

TOTAL SHORT-TERM INVESTMENTS (Cost - $37,984,710)				37,984,710

TOTAL INVESTMENTS - 100.0% (Cost - $2,565,040,673#)				2,663,825,858
Liabilities in Excess of Other Assets - (0.0)%				(1,221,496)

TOTAL NET ASSETS - 100.0%				$2,662,604,362

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Maturity date shown represents the mandatory tender date.

(d)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(e)	All or a portion of this security is held at the broker as collateral for open futures contracts.

(f)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(g)	The maturity principal is currently in default as of December 31, 2016.

(h)	Security is purchased on a when-issued basis.

(i)	The coupon payment on these securities is currently in default as of December 31, 2016.

(j)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(k)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(l)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(m)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	December 31, 2016

Abbreviations used in this schedule:

ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
BHAC	— Berkshire Hathaway Assurance Corporation - Insured Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDC	— Economic Development Corporation
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLMC	— Federal Home Loan Mortgage Corporation
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Q-SBLF	— Qualified School Board Loan Fund
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Municipal Bonds	—	$2,613,365,444	—	$2,613,365,444
Collateralized Mortgage Obligations	—	4,325,958	$7,690,592	12,016,550
Statutory Trust Certificates	—	—	459,154	459,154

Total Long-Term Investments	—	$2,617,691,402	$8,149,746	$2,625,841,148

Short-Term Investments†:
Municipal Bonds	—	37,890,000	—	37,890,000
Money Market Funds	$94,710	—	—	94,710

Total Short-Term Investments	$94,710	$37,890,000	—	$37,984,710

Total Investments	$94,710	$2,655,581,402	$8,149,746	$2,663,825,858

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$612,024	—	—	$612,024

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At December 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$128,124,396
Gross unrealized depreciation	(29,339,211)

Net unrealized appreciation	$98,785,185

At December 31, 2016, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Depreciation
Contracts to Buy:
U.S. Treasury Long-Term Bonds	436	3/17	$66,298,149	$65,686,125	$(612,024)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 22, 2017

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 22, 2017